Note 2 - Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Notes
Note 2 - Summary of significant accounting policies

Note 2– Summary of significant accounting policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). In the opinion of management, all adjustments consisting of normal recurring adjustments considered necessary for a fair presentation of the financial statements, have been included.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Segment Information

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

In November 2023, the FASB issued Accounting Standards Updates (“ASU”) No. 2023-07, “Improvements to Reportable Segment Disclosures (Topic 280)”. This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The Company adopted this ASU commencing January 1, 2024 and the adoption of the ASU does not have a material effect on its consolidated financial statements.

The Company applies the management approach to determine its reportable operating segments. This approach considers the internal organization and the reporting provided to the CODM for the purpose of resource allocation and performance evaluation. The CODM has been identified as the Chief Executive Officer, who reviews financial results and makes strategic decisions. Based on this structure and internal reporting, management has determined that the Company operates as a single operating segment under ASC 280. This conclusion reflects the integrated nature of the Company’s operations, which share resources across research and development, product design, marketing, operations, and administrative functions to deliver a unified suite of products and services. The CODM considers year-over-year fluctuations and budget-to-actual variances of these consolidated results when assessing performance and making operating decisions. The Company manages assets on a consolidated basis as reported on the consolidated balance sheets.

The Company’s CODM use consolidated net (loss) income as the measures of segment profit or loss. Significant segment expenses are consistent with those reported on the consolidated statements of operations and comprehensive (loss) income and include cost of revenues, selling expenses, general and administrative expenses and research and development expenses. For significant segment expenses incurred during the years ended December 31, 2024, and 2023, refer to consolidated statements of operations and comprehensive (loss) income.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period covered by the financial statements and accompanying notes. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to, allowance for credit losses, estimated useful lives and impairment of property and equipment, valuation of deferred tax assets, fair value of warrant, net realizable value of inventory and other provisions and contingencies. As future events and their effects cannot be determined with precision, actual results could differ from those estimates.

Foreign currency translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive (loss) income.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Company’s subsidiaries in Singapore and the People’s Republic of China (“PRC”)

conduct their businesses and maintain its books and record in the local currency, Singapore Dollars (“SGD”) and Chinese Renminbi (“RMB”), as their functional currency, respectively.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution.  The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of changes in shareholders’ equity. Cash flows are also translated at average translation rates for the periods; therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective years:

	As of and for the Years Ended December 31,
	2024	2023

Year-end SGD: US$1 exchange rate	1.3662	1.3193
Year-end RMB: US$1 exchange rate	7.2993	7.0999
Year-average SGD: US$1 exchange rate	1.3363	1.3428
Year-average RMB: US$1 exchange rate	7.1957	7.0809

Fair value measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash, restricted cash, accounts and notes receivable, prepayments, other receivables, and other current assets, short-term loans, accounts payable, contract liabilities, accrued expenses and other payables, and tax payables have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company believes that its long-term loan from a bank approximates the fair value based on current yields for debt instruments with similar terms. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Company and its subsidiaries did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023.

Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities less than three months.

Restricted cash

Cash that is restricted as to withdrawal for use or pledged as security is reported as “Restricted cash” in the consolidated balance sheets. The Company’s restricted cash mainly represents the proceeds received through IPO deposited in the escrow account. It has been released to the company’s account in May 2025.

Accounts and notes receivable, net

Accounts receivable includes trade accounts due from customers. Accounts receivables are recorded at the invoiced amount less an allowance for expected credit losses and do not bear interest, which are due after 30 to 90 days, depending on the credit term with its customers. Notes receivable represents trade accounts receivable due from various customers where the customers’ banks or customers have guaranteed the payments. The notes are non-interest bearing and normally paid within three to six months. The Company has the ability to submit request for payment to the customer’s bank earlier than the scheduled payment date, but will incur an interest charge and a processing fee. As of December 31, 2024 and 2023, the allowance for credit losses of accounts and notes receivable was $534,562 and $472,293, respectively. For the years ended December 31, 2024, and 2023, the provision for credit losses of accounts and notes receivable was $77,399, and $178,118, respectively.

Other receivables and other current assets, net

Other receivables and other current assets primarily include receivable from employee advance, and refundable deposits from third party service providers. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2024 and 2023, the Company provided allowance for credit losses of other receivable and other current asset $278,776 and $252,947, respectively. For the years ended December 31, 2024, and 2023, the Company recorded $38,690 and $20,247 provision for credit losses for other receivable and other current assets, respectively.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio. On January 1, 2023, the Company adopted ASC 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Under ASU 2016-13, the Company has exposure to credit losses for financial assets, which are accounts and notes receivable, and other receivables and other current assets. The Company considered various factors, including nature, historical collection experience, the age of the accounts receivable balances, credit quality and specific risk characteristics of its customers or other third parties, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company have adopted loss rate method to calculate credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate.

Financial assets are presented net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income. Write-offs are recorded in the period in which the asset is deemed to be uncollectible.

Prepayments

The Company makes prepayments to suppliers in advance of receiving goods or services in accordance with underlying contractual terms with suppliers. Generally, prepayments are intended to expedite the delivery of required inventory as needed and to help ensure priority and preferential pricing on such goods or services.

These prepayments are unsecured and are reviewed periodically on an individual basis by considering aging history, specific risk characteristics of vendors and other factors to determine whether the prepayment will be timely realized through the receipt of inventories, services, or refunds. If any amounts are deemed unrealizable, the Company will recognize an allowance account to reserve for such balances. Management reviews its prepayments on a regular basis to determine if the valuation allowance is adequate and adjusts the allowance when necessary. As of December 31, 2024 and 2023, the Company provided a valuation allowance for prepayments of $67,312 and $22,308, respectively. During the years ended December 31, 2024 and 2023, the Company recorded/ (recovered) $47,115 and ($7,382) provision for doubtful accounts of prepayments to third parties, respectively; and $54,267 and $nil provision for doubtful accounts of prepayments to related parties, respectively.

Long-term investment

The Company’s long-term investment consists of an equity investment without readily determinable fair value. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

For those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income / (loss) equal to the difference between the carrying value and fair value. No event had occurred and indicated that other-than-temporary impairment existed, and therefore the Company did not record any impairment charges for its investments for the years ended December 31, 2024 and 2023.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Buildings	50 years
Office equipment	3-5 years
Operation equipment	3-10 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the Consolidated Statements of Operations and Comprehensive (Loss) Income. Expenditure for maintenance and repairs is charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. All land in the PRC is owned by the government; however, the government grants “land use rights.” The Company has obtained rights to use various parcels of land for 50 years. The Company also has obtained several software and technology know-how with the useful life of 3 years to 5 years. The Company amortizes the cost of the intangible assets over their useful life using the straight-line method.

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2024 and 2023, no impairment of long-lived assets was recognized.

Revenue recognition

The Company follows the revenue accounting requirements of ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize - revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

In order to identify the performance obligations in a contract with a customer, a company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct), and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

Performance Obligations. A performance obligation is a promise in a contract to transfer a distinct good to the customer and is the unit of account in ASC Topic 606. A contract’s transaction price is recognized as revenue when the performance obligation is satisfied. Each of the Company’s contracts have distinct performance obligations, which are the promises to designs, manufactures, sells and installs individual goods or the promise to deliver services. The Company treats the distinct performance obligations as a single performance obligation as they are necessary and consecutive steps to complete a contract.

Assurance-type Warranty. An assurance-type warranty guarantees that the product will perform as promised and is not a performance obligation. This type of warranty promises to repair or replace a delivered good or service if it does not perform as expected. Since an assurance-type warranty guarantees the functionality of a product, the warranty is not accounted for as a separate performance obligation, and thus no transaction price is allocated to it. Rather, to account for an assurance-type warranty the vendor should estimate and accrue a warranty liability when the promised good or service is delivered to the customer.

The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, approximately between 20% - 40% of the contract price, 2) before delivery 30% - 40%, 3) completion of the delivery or instalment, approximately between 10% - 30% of the contract price, and 4) completion of a warranty period, approximately within 10% of the contract price. The completion of a warranty period is only passage of time and would not make the Company probable to not able to bill the remaining approximately 10% of the contract price. The timing of receiving payments does not differ significantly from the payment terms specified in the contracts.

The Company’s revenue recognition policies are effective upon the adoption of ASC 606. The Company has identified two primary revenue streams: revenue from standard products and revenue from customized products.

The company recognizes revenue from standard products using following 5 steps model: 1) Identify the contract with a customer: each sale is supported by a legally enforceable purchase order or sales agreement outlining the product, pricing, delivery terms, and payment terms. 2) Identify the performance obligations: the Company’s performance obligation is to deliver the standard product to the customer. Shipping, handling, are considered fulfilment activities, not separate performance obligations. 3) Determine the transaction price: The transaction price is fixed and stated in the contract. Historically, the Company has not provided significant discounts or experienced significant returns. Any variable consideration such as allowances is estimated and constrained appropriately. 4) Allocate the transaction price: as there is a single performance obligation, the entire transaction price is allocated to the delivery of the product. 5) Recognize revenue when the performance obligation is satisfied: revenue is recognized at a point in time when control of the product is transferred to the customer. This typically occurs when the customer obtains physical possession, legal title, and the risks and rewards of ownership, which may be when goods are delivered and or when they are on board at customs, depending on the type of contractual terms.

Customized products are specially designed and manufactured automatic testing or welding equipment tailored to specific customer requirements.

The company recognizes revenue from customized products using following 5 steps model: 1) Identify the contract with a customer: contracts are established with enforceable terms and pricing, often including technical specifications, milestone obligations, and acceptance provisions. 2) Identify the performance obligations: the contract typically includes a single performance obligation to design, manufacture, deliver, and install a customized product. Installation and acceptance are integral to the performance obligation and not treated separately. 3) Determine the transaction price: the transaction price is fixed and agreed upon in the contract. As with standard products, the Company does not typically provide significant discounts or experience returns. Variable consideration is estimated and constrained.4) Allocate the transaction price: since the contract includes a single performance obligation, the entire transaction price is allocated to the customized product. 5) Recognize revenue when the performance obligation is satisfied: revenue is recognized at the point only after the product is delivered, installation is completed (if specified), and the customer provides formal acceptance, particularly when substantive acceptance criteria are defined in the contract.

If substantive completion inspection or acceptance clauses are present, revenue recognition is deferred until all such criteria are fulfilled.

Since the contract price and term is fixed and enforceable and assurance-type warranty guarantees the functionality of a product and the warranty is not accounted for as a separate performance obligation, no transaction price is allocated to it. The Company recognizes the full amounts of sales at the point in time as the products are delivered or accepted by the customers according to the acceptance term included in the contract.

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Depending on the nature of the transaction and the Company's role in the transaction, revenue is recognized on either a gross or net basis. Gross Method – Self-Manufactured Products: for sales of products that are designed, developed, and manufactured by the Company, revenue is recognized on a gross basis. The Company acts as the principal in these transactions, bearing inventory risk and having control over the product prior to transfer to the customer. Accordingly, the full amount of consideration received from customers is recorded as revenue at the point in time when control of the goods transfers to the customer, typically upon delivery or acceptance, depending on the contract terms. Net Method – Trading Products: for certain trading transactions where the Company procures finished goods from third-party suppliers and resells them to customers without significant modifications or added value, the Company acts as an agent rather than a principal. In these cases, revenue is recognized on a net basis, representing only the amount of the fee or commission that the Company expects to retain. This presentation reflects that the Company does not obtain control of the goods prior to transfer to the customer. Judgment is applied in determining whether the Company is acting as principal or agent based on indicators including inventory risk, discretion in establishing pricing, and primary responsibility for fulfillment.

The determination of whether revenue should be presented gross or net requires careful assessment of the nature of the Company’s performance obligations in each transaction type.

The Company’s revenues by geographic location are summarized below:

	For the Years Ended December 31,
	2024	2023
China revenues	$5,929,986	$5,333,982
Singapore revenues	6,880,263	9,028,520
Total revenues	$12,810,249	$14,362,502

The company’s revenues by timing of revenue recognition are summarized below:

	For the Years Ended December 31,
	2024	2023
At a point in time	$12,810,249	$14,362,502
Over time	-	-
Total revenues	$12,810,249	$14,362,502

The Company’s revenues by gross vs net method are summarized below:

	For the Years Ended December 31,
	2024	2023
Gross method	$12,810,249	$14,071,554
Net method	-	290,948
Total revenues	$12,810,249	$14,362,502

The Company’s revenues by revenue streams are summarized below:

	For the Years Ended December 31,
	2024	2023
Customized products	$10,128,540	$11,722,295
Standardized products	2,681,709	2,640,207
Total revenues	$12,810,249	$14,362,502

Contract liabilities

The Company recognizes a receivable when it has an unconditional right to receive consideration from a customer. The right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due. If revenue has been recognized before the Company has an unconditional right to receive consideration, the amount is presented as a contract asset. The Company recognizes accounts receivable when it completes performance obligation of receiving consideration and it has the unconditional right to receive consideration. As of December 31, 2024 and 2023, the Company did not record contract assets.

Contract liabilities are cash payment received from customers in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be at a point in time. Contract liabilities are derecognized when or as revenue is recognized. Due to the generally short-term duration of the relevant contracts, all the performance obligations are expected to be satisfied within one year and are classified as current liabilities. The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were $3,804,266 and $1,753,808 for the years ended December 31, 2024 and 2023, respectively.

Chinese value-added tax (“VAT”)

The products sold in the PRC are subject to a Chinese value-added tax (“VAT”). The products sold to the customers outside of China are not subject to a Chinese VAT. VAT taxes are presented as a reduction of revenue.

Goods and services taxes (“GST”)

The products sold in the Singapore are subject to a goods and services tax (“GST”). The products sold to the customers outside of Singapore are not subject to a GST. GST taxes are presented as a reduction of revenue. The GST is calculated based on gross sales price. GST rate was generally 8% in Singapore, which was further increased to 9% with effect from January 1, 2024. Entities that are GST-registered taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.

Inventory and cost of goods sold

Inventory is stated at the lower of cost or net realizable value with cost determined under the moving average method. Adjustments to the carrying value are recorded for estimated obsolescence or excess inventory equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions.

The Company’s costs include the amount it pays manufacturers for products, labor costs, lease and utility expenses for factories, tariffs and duties associated with the transporting product and freight costs associated with transporting the product from its manufacturers to its warehouses, as applicable.

Research and development expenses

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, and related expenses for the Company’s research and product development team.

Selling expenses

Selling expenses include expenses include salaries and other compensation-related expenses to the Company’s sales personnel and expenses relating to marketing and brand promotion activities.

General and administrative expenses

General and administrative expenses include salaries and other compensation-related to the Company’s general corporate functions, professional service fee, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Employee benefits

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were $244,825 and $257,024 for the years ended December 31, 2024 and 2023, respectively.

Deferred IPO costs

The Company complies with the requirements of FASB ASC Topic 340-10-S99-1, “Other Assets and Deferred Costs – SEC Materials” (“ASC 340-10-S99”) and SEC Staff Accounting Bulletin Topic 5A, “Expenses of Offering”. Deferred IPO costs consist of underwriting, legal, accounting and other professional expenses incurred through the balance sheet date that are directly related to the IPO and that will be charged to shareholders equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Warrants

Upon the closing of IPO in April 2024 and the exercise of over-allotment in April 2024, the Company issued to the lead underwriter warrants for 67,674 Class A ordinary shares and are exercisable on a cashless basis. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB Accounting Standards Codification ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Company accounts for its warrants as equity that meet all of the criteria (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement), the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is calculated using the balance sheet assets and liabilities method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred. As of December 31, 2024 and 2023, the Company had unrecognized uncertain tax benefits of $240,930 and $247,697, respectively, which were presented and included in the income tax payable, within the consolidated balance sheets. The fluctuation of the unrecognized tax benefits is due to foreign exchange translation adjustments. For the years ended December 31, 2024 and 2023, the Company had accrued interest of $78,894 and nil respectively. No penalties incurred related to underpayment of income tax for the years ended December 31, 2024 and 2023.

Noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Leases

The Company accounts for leases in accordance with ASC 842. The Company entered into certain agreement as a lessor under which it leased its office building for a long-term period (more than 12 months) to the thirty parties. The Company also entered into one agreement as lessee to lease equipment to for one of its subsidiaries ‘operation. If any of the following criteria are met, the Company classifies the lease as a finance lease (as a lessee) or as a direct financing or sales-type lease (both as a lessor):

•	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

•	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

•	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

•	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or

•	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Lessor

The Company entered into lease agreements as a lessor under which it leased its office building for a long-term period (more than 12 months) to third parties and one lease agreement to a related party. The Company accounts for these leases in accordance with ASC 842. Pursuant to ASC 842-30, a lessor would classify a lease as an operating lease when not of the sales-type lease or direct financing lease classification criteria are met. The Company’s underlying building property was classified as operating lease. The Company will maintain the underlying building asset and recognizes lease income on the straight-line basis over the lease term in other income.

Lessee

The Company entered into lease agreements as lessee to lease equipment from the third party and buildings from the related parties and third parties for its subsidiaries’ operations.

The Company accounts for those equipment leases in accordance with ASC 842. The primary accounting provisions the Company uses to classify transactions as financing leases or operating leases are (i) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term and (ii) the lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise. The equipment leases included those two terms, and the Company believes that the equipment leases should be classified as finance leases.

The Company accounts for those building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as finance leases. The building leases are classified as operating leases.

Finance and operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally include periods covered by  options to extend, or renew the lease, as the Company has reasonable certainty at lease inception that these options will be exercised, and periods covered by options to terminate the lease, as the Company has reasonable certainty at lease inception that these options will not be exercised. The Company generally considers the economic life of its finance or operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee. The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the office equipment on the remaining balance of the liability.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2024 and 2023, the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities. Transactions involving related parties cannot be presumed to be carried out on an arm’s –length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

(Loss) earnings per share

(Loss) earnings per share (“EPS”) is computed by dividing net (loss) income attribute to the ordinary shareholders by the weighted average number of ordinary shares outstanding. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2024 and 2023, there were no dilutive shares.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024 for public business entities, and December 15, 2025 for entities other than public business entities. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company has evaluated that the potential impact of adopting this new guidance on its consolidated financial statements and considered the adoption will result in the required additional disclosures being included in the Group's consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). The objective of ASU 2024-03 is to improve disclosures about a public entity’s expenses, primarily through additional disaggregation of income statement expenses. In January 2025, the FASB further clarified the effective date of ASU 2024-03 with the issuance of Accounting Standards Update 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and may be applied either on a prospective or retrospective basis. The Company is currently evaluating the impact ASU 2024-03 will have on its financial statement disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive (loss) income and statements of cash flows.